Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	₺ 61,544,274	₺ 70,560,996	₺ 69,502,765
Non-current assets	95,693,262	102,732,108	95,141,701
Turkiye
Disclosure of geographical areas [line items]
Revenue	55,259,493	64,458,713	63,976,147
Non-current assets	85,880,431	88,359,223	84,384,532
Ukraine [member]
Disclosure of geographical areas [line items]
Revenue	4,807,505	4,652,353	4,025,909
Non-current assets	7,678,128	12,745,754	9,076,810
Belarus [member]
Disclosure of geographical areas [line items]
Revenue	934,675	834,964	883,793
Non-current assets	746,265	810,199	592,076
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Revenue	518,935	582,418	550,844
Non-current assets	987,144	724,345	745,661
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	23,666	32,548	64,521
Germany [member]
Disclosure of geographical areas [line items]
Revenue			1,551
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Non-current assets	₺ 401,294	₺ 92,587	₺ 342,622